SEGMENTED INFORMATION (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Disclosure of operating segments [line items]
Revenue	$ 47,317	$ 27,109
Cost of sales	(763,184)	(1,837,555)	(603,718)
Other income (expenses)	3,077,078	(384,609)	(5,196,272)
Discontinued operations	(2,813,889)	(91,315)	78,184
Segment loss	(5,183,411)	(7,535,660)	(7,576,796)
Corporate expenses:
Foreign currency translation	(319,271)	12,775	398,892
Comprehensive loss for the year	(8,316,571)	(7,612,541)	(7,101,341)
Capital expenditures:
Intangible assets	5,564,426	1,707,959
Goodwill		3,582,548
Equipment	140,353	123,305
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	47,317	27,109
Cost of sales	(763,184)	(1,837,555)	(603,718)
Operating expenses	(626,299)	(100,202)	(17,722)
Other income (expenses)		195,726	(442,585)
Discontinued operations	(2,813,889)	(89,656)	76,563
Segment loss	(4,156,055)	(1,804,578)	(987,462)
Corporate expenses:
Operating expenses	(6,918,323)	(5,401,320)	(1,759,084)
Other income (expenses)	3,077,078	(580,335)	(4,753,687)
Tax recovery		160,917
Foreign currency translation	(320,925)	12,775	398,892
Comprehensive loss for the year	(8,318,225)	(7,612,541)	(7,101,341)
Capital expenditures:
Intangible assets	4,897,288		79,808
Goodwill			3,585,883
Equipment		125,143
Operating segments [member] | Film [Member]
Disclosure of operating segments [line items]
Revenue	16,587
Cost of sales	(56,058)
Operating expenses	(499,144)
Other income (expenses)			(442,585)
Discontinued operations
Segment loss	(538,615)		(442,585)
Capital expenditures:
Intangible assets	4,464,885
Goodwill
Equipment
Operating segments [member] | Video Games [Member]
Disclosure of operating segments [line items]
Revenue	30,730	27,109
Cost of sales	(707,126)	(1,837,555)	(603,718)
Operating expenses	(127,155)	(100,202)	(17,722)
Other income (expenses)		195,726
Discontinued operations	(2,813,889)	(89,656)	76,563
Segment loss	(3,617,440)	(1,804,578)	(544,877)
Capital expenditures:
Intangible assets			79,808
Goodwill			$ 3,585,883
Equipment		$ 125,143